Financial Instruments with Preferred Rights - Summary of Series of Financings by Issuing Preferred Shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Nov. 01, 2022	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Number of preferred shares	43,057,316	25,468
Subscription consideration	¥ 1,473,373
Series Pre-A Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Date of subscription	Mar. 03, 2016
Number of preferred shares	3,109,000
Subscription consideration	¥ 33,110
Series A Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Date of subscription	Jan. 03, 2017
Number of preferred shares	8,471,200
Subscription consideration	¥ 137,868
Series B Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Date of subscription	Dec. 20, 2018
Number of preferred shares	10,127,579
Subscription consideration	¥ 379,148
Series C Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Date of subscription	Aug. 21, 2020
Date of subscription	Dec. 01, 2020
Number of preferred shares	21,349,537		0
Subscription consideration	¥ 923,247